SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       of

                         MFS High Income Municipal Trust
                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Susan S. Newton, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    under the

                         Investment Company Act of 1940

                   Investment Company Act File No. 811- 05754

                                  ____________

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1. Title of the class of securities of MFS High Income Municipal Trust (the "Fund") to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in Appendix A hereto (the "Shares").

2.        The date on which the securities are to be called or redeemed:

See Appendix A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Paragraph 11 of Part I of Section 12.1 of the Fund's Amended and Restated By-Laws.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Appendix A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series intended to be redeemed. The Depository Trust Company (DTC), holder of record of the Shares, determines by lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.


________________________________________________________________________________

                                    SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of August, 2008.




                                   MFS HIGH INCOME MUNICIPAL TRUST


                                   By:     /s/ SUSAN S. NEWTON

                                           -----------------------------
                                   Name:   SUSAN S. NEWTON
                                   Title:  ASSISTANT SECRETARY AND
                                           ASSISTANT CLERK




________________________________________________________________________________

                                                                      Appendix A


---------------------------------------------------------------------------------------------------------
      Series             CUSIP         Redemption Date    Total Shares to    Aggregate Principal Amount
                                                            be Redeemed            to be Redeemed
---------------------------------------------------------------------------------------------------------
        T              195743307         09/15/2008             450                 $11,250,000
---------------------------------------------------------------------------------------------------------
        W              195743406         09/16/2008             450                 $11,250,000
---------------------------------------------------------------------------------------------------------